SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jul. 31, 2026
Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

(c) Use of estimates

Preparation of consolidated financial statements requires management estimates that affect reported amounts. Significant estimates include observable standalone selling prices for performance obligations, allowances for expected credit losses, fair value of the convertible preferred shares and bifurcated embedded derivative liability of the Group’s convertible notes issued, valuation allowance of deferred tax assets, estimates for useful lives and impairment of long-lived assets, and the estimated useful life of the technology relevant for the deferred costs.

Foreign currency translation and transaction

(d) Foreign currency translation and transaction

The reporting currency is the U.S. dollar (“US$”). The functional currency of the Company and TTNP is U.S. dollar; TalenTec and KEDAS use Malaysian Ringgit (“RM”) and Singapore Dollar (“SGD”), PT uses Indonesian Rupiah (“IDR”) respectively.

The consolidated statements of operations and comprehensive income and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive loss included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the consolidated statements of operations and comprehensive income. The gain from foreign currency transactions amounted to US$49,290 and loss from foreign currency transactions amounted to US$24,695 and US$13,730 for the years ended July 31, 2024, 2025 and 2026, respectively.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of July 31,	As of July 31,
Balance sheet items, except for equity accounts	2025	2026
US$ against RM	4.2625	4.0824
US$ against SGD	1.2977	1.2828
US$ against IDR	Not applicable	18,058

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

	For the Years Ended July 31,
Items in the statements of operations and comprehensive loss, and statements of cash flows	2024	2025	2026
US$ against RM	4.7005	4.3612	4.071
US$ against SGD	1.3491	1.3192	1.2844
US$ against IDR	Not applicable	Not applicable	17,006

Cash, restricted cash

(e) Cash, restricted cash

Cash consist of cash on hand and the Group’s demand deposits placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Restricted cash represents fixed deposits pledged to the licensed bank for overdraft and bank guarantee facilities granted to the Group.

Expected credit loss

(f) Expected credit loss

The Group’s accounts receivable and deposits included in prepaid expenses and other current assets are within the scope of ASC Topic 326. Under ASC Topic 326, the Group makes estimates of expected credit losses based on assessment of various factors, including historical experience, the age of the account balances, credit quality of certain receivables, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Group has determined that is not probable for the balance to be collected.

Property and equipment, net

(g) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated depreciation rates are as follows.

Category	Rate
Computer, terminals & peripherals	20%-40%
Furniture, fittings, office equipment & renovation	10%-20%

For the years ended July 31, 2024, 2025 and 2026, there was no impairment of long-lived assets.

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets.

Impairment of long-lived assets

(h) Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. For the years ended July 31, 2024, 2025 and 2026, there was no impairment of long-lived assets.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Lease

(i) Lease

Under ASU No. 2016-02 “Leases” (“ASC 842”), the Group elected the short-term lease exemption for all contracts with an original lease term of 12 months or less.

The Group determines whether an arrangement constitutes a lease and records lease liabilities and ROU assets on its consolidated balance sheets at the lease commencement date. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group’s incremental borrowing rate. The interest rate implicit in lease contracts is typically not readily determinable, and therefore, the Company utilize our incremental borrowing rate, which is the rate incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Group measures the operating lease right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term after the lessor makes the underlying asset available to the Group. One of the Group’s lease contracts includes an option to extend the lease, and the Group has already included in the lease term the period covered by this option that the Group is reasonably certain to exercise.

Fair value measurement

(j) Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value:

● Level 1— Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

● Level 2— Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

● Level 3— Inputs to the valuation methodology are unobservable and significant to the fair value.

Level 3 is used for the fair value of the convertible preferred shares and bifurcated conversion feature of the convertible note (see Note 8). Carrying amounts of cash, restricted cash, receivables, payables, notes payable and accrued expenses approximate fair value due to short maturities. There were no transfers between levels during the years presented.

Convertible notes

(k) Convertible notes

The Group evaluates its convertible note to determine if the contract or embedded component of the contract qualifies as derivatives to be separately accounted for in accordance with ASC 480, “Distinguish by Liabilities from Equity”, and ASC 815, “Derivatives and Hedging”. The Group has evaluated whether the conversion feature of the Initial Note (Note 8) is considered an embedded derivative instrument subject to bifurcation. Based on the Group’s evaluation, the conversion feature is required to be bifurcated as a separate unit of liability account and measured at fair value as it is not clearly and closely related to the debt host contract. The fair value of the bifurcated conversion feature was US$485,993 as of July 31, 2026 and was recorded as a non-current derivative liability in the consolidated balance sheet. Changes in fair value of the derivative liability are recognized in the changes in the fair value of financial instruments in the consolidated statement of operations and comprehensive income (loss). The host of Initial Note was measured at amortized cost using the effective interest method.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Revenue recognition

(l) Revenue recognition

The Group’s revenue streams comprise maintenance services, implementation services, SaaS subscriptions, software licenses and other support services.

(i) Maintenance services

The Group provides technical support and maintenance services and acts as a principal in these arrangements. The services are considered stand-ready obligation to provide services available for the customer to use, thus is one performance obligation. The transaction price is fixed with no variable considerations in these arrangements. Revenue for maintenance services is recognized over time using the input method as the cost of services incurred, generally on a straight-line basis over the contract term. For contracts charged on a per man-day basis, revenue is recognized based on the man-days of services rendered during the period. The Group has no material obligations for returns or refunds for services already provided.

(ii) Implementation services

The Group provides services of setting the customer up in, and loading data into, the software that the Group has sold or licensed to the customer, which are considered set-up activities. The Group acts as a principal in these arrangements. Implementation fees are typically billed up front and as the services are performed. There is one performance obligation to deliver an implementation package with highly interdependent and interrelated services. The transaction price is fixed with no variable considerations in these arrangements. Revenue is recognized over time using the output method, with progress measured by the customer’s acceptance of milestones. The Group has no material obligations for returns or refunds for services already provided.

(iii) SaaS subscription services

The Group provides subscription access and acts as a principal in these arrangements. There is a single performance obligation to provide access for the customer as needed. The transaction price is fixed with no variable considerations in these arrangements. Revenue is recognized over time using the output method on a straight-line basis over the subscription period, as access is provided to customers. The Group has no material obligations for returns or refunds for services already provided.

(iv) Licensing fees

Revenue for licensing fee is recognized at the point where the software licenses are made available to a customer. Licensing fee is typically billed in advance. There is a single performance obligation to provide license for the customer. The transaction price is fixed with no variable considerations in these arrangements. The Group has no material obligations for returns or refunds for services already provided.

(v) Other revenues

Other revenues are mainly derived from training services, sales of hardware and other support activities associated with its software. Revenue is generally recognized over the service period, as the underlying services are performed. The Group has no material obligations for returns or refunds for services already provided.

Contracts with multiple performance obligations

For contracts with more than one performance obligation, the Group allocates the transaction price to the performance obligations with observable standalone selling prices, and using a residual approach to estimate for those with uncertain standalone selling prices.

The following table disaggregates the Group’s revenue for the years ended July 31, 2024, 2025 and 2026:

	For the Years Ended July 31,
	2024	2025	2026
Net revenues:
Maintenance services	$902,821	$965,437	$953,258
Implementation services	833,886	1,025,021	677,499
SaaS subscription fees	277,109	342,071	524,620
Licensing	94,727	112,607	-
Other	15,953	237,990	23,812
Total	$2,124,496	$2,683,126	$2,179,189

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

The following table presents revenue classified by timing of revenue recognition for the years ended July 31, 2024, 2025 and 2026:

	For the Years Ended July 31,
	2024	2025	2026

Point in time	$94,727	$112,607	$-
Over time	2,029,769	2,570,519	2,179,189
Total	$2,124,496	$2,683,126	$2,179,189

Contract balances

Contract liabilities are recognized if the Group receives consideration prior to satisfying the performance obligations, which include customer advances. Contract liabilities of US$573,312 and US$491,600 as of July 31, 2025 and 2026 were recognized or expected to be recognized as revenues in the following twelve months.

Cost of revenues

(m) Cost of revenues

Cost of revenues are comprised primarily of salaries and other personnel-related costs, including employee benefits and bonuses, for employees providing services to the Group’s customers. Cost of revenues also includes the direct costs of bill-pay and other third-party intellectual property included in the Group’s software, the amortization of services costs, an allocation of general overhead costs and referral fees. Direct costs of third-party intellectual property include amounts paid for third-party licenses and related maintenance that are incorporated into the Group’s software.

Deferred costs

(n) Deferred costs

The Group capitalizes certain system support costs that are identifiable and directly related to the provision of its services to customers. The Group analyzes such costs that may be capitalized to assess their recoverability and only capitalizes costs that it anticipates being recoverable through the term of the associated contract. The Group begins amortizing the deferred costs to cost of revenues once the revenue recognition criteria have been met, and the Group amortizes those deferred costs ratably over the expected period of customer benefit. The Group has determined this period to be the estimated life of the technology for new contracts. The Group determined the period of benefit by considering factors such as historically high renewal rates with similar customers and contracts, initial contract length, an expectation that there will still be a demand for the product at the end of its term, and the significant costs to switch to a competitor’s product, all of which are governed by the estimated useful life of the technology. The Group monitors deferred costs for impairment and records impairment when customers terminate or allow services to lapse due to contract modifications and/or from other assessments as needed. Any impairment losses identified are recognized in the form of an expense acceleration with the applicable amount recorded to deferred costs on the consolidated balance sheet and in cost of revenues in the consolidated statements of comprehensive income. The deferred costs are expected to be amortized during the succeeding twelve-month period, and recorded in current assets on the consolidated balance sheets. As of July 31, 2025 and 2026, the Group recorded deferred costs of US$345,780 and US$285,488 on its consolidated balance sheets.

Selling and marketing expenses

(o) Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) salaries and other personnel-related costs, (ii) marketing and advertising expenses, and (iii) travel and business expenses.

General and administrative expenses

(p) General and administrative expenses

General and administrative expenses mainly consist of (i) professional service fees, (ii) salaries, and other personnel-related costs, (iii) consulting services fee and (iv) rental and depreciation related to general and administrative personnel.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Income taxes

(q) Income taxes

The Group accounts for income taxes under ASC 740 Income Taxes. Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred tax assets are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods and the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The effect on deferred tax assets of a change in tax rates is recognized in income in the period including the enactment date.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions for the years ended July 31, 2024, 2025 and 2026, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. Penalties and interest incurred related to underpayment of income tax, if any, are classified as income tax expense in the period incurred.

Related party transactions

(r) Related party transactions

The Group accounts for related party transactions in accordance with ASC 850 Related Party Disclosures.

Parties, which can be an entity or individual, are considered to be related if they have the ability, directly or indirectly, to control the Group or exercise significant influence over the Group in making financial and operational decisions. Entities are also considered to be related if they are subject to common control or common significant influence.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated.

Earnings (loss) per share

(s) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic earnings (loss) per share as of the date that all necessary conditions have been satisfied. Net income is not allocated to other participating securities if, based on their contractual terms, they are not obligated to share the losses. The Company’s preferred shares are participating securities for the rights to dividends in the same form as that actually paid on ordinary shares. There was no allocation of losses to the preferred shares for the year ended July 31, 2026 as preferred shareholders do not have contractual obligations to share in losses, and the net loss for the period was allocated entirely to the ordinary shares.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Diluted earnings (loss) per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings (loss) per share calculation when inclusion of such share would be anti-dilutive.

The weighted-average number of ordinary shares outstanding used in computing earnings per ordinary share (basic and diluted) for the years ended July 31, 2024 and 2025 has been retrospectively adjusted from TalenTec’s historical weighted-average ordinary shares to reflect the application of the 8.524:1 exchange ratio in the reverse recapitalization. The earnings (loss) per share before and after the retrospective adjustment are as follows:

	For the year ended July 31, 2025
	Before adjustment	After adjustment
Earnings (loss) per share
Basic and diluted	$0.3619	$0.0425
Weighted average number of ordinary shares
Basic and diluted	580,000	4,943,920

	For the year ended July 31, 2024
	Before adjustment	After adjustment
Earnings (loss) per share
Basic and diluted	$0.3057	$0.0359
Weighted average number of ordinary shares
Basic and diluted	501,312	4,273,183

Comprehensive income

(t) Comprehensive income

Comprehensive income is defined to include all changes in shareholders’ equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments.

Segment reporting

(u) Segment reporting

The Group operates as one reportable segment. The CODM is the Chief Executive Officer, who reviews consolidated net income to allocate resources and assess performance. As a single-segment public entity, the Group has adopted ASU 2023-07; expanded segment information is not separately presented because it is the same as the consolidated information in these financial statements. The Group’s long-lived assets are substantially located in Malaysia.

Significant segment expenses regularly provided to the CODM are cost of revenues, selling and marketing expenses, and general and administrative expenses, as presented in the consolidated statements of operations.

Share-based payment

(v) Share-based payment

Equity-classified share-based payment awards issued to non-employees for services are accounted for under ASC 718 and measured at grant-date fair value based on the quoted market price of the Company’s ordinary shares. Compensation cost is recognized over the requisite service period in the same manner as if the Group had paid cash for the services - either on a straight-line basis over the contractual term or upon the completion of specified performance milestones, with any unearned portion of shares issued upfront recorded as prepaid service costs until earned.

BLACK TITAN CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024, 2025 AND 2026

(In U.S. dollars, except for share data, or otherwise noted)

Recent accounting pronouncements not yet adopted

(w) Recent accounting pronouncements not yet adopted

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In November 2024, the FASB issued ASU 2024-03 “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient (for all entities) and an accounting policy election (for all entities, other than public business entities, that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. The Board developed the new guidance in conjunction with the Private Company Council to address concerns from stakeholders that estimating expected credit losses can be costly and complex for such transactions. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Group expects the adoption on this ASU will not have a material effect on the Group’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”). The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. ASU 2025-10 is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-10.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Improvements to Interim Disclosure Requirements (“ASU 2025-11”). The amendments clarify disclosure requirements for interim financial statements. ASU 2025-11 is effective for interim periods beginning after December 15, 2026. Early adoption is permitted. The Group is currently evaluating the impact of adopting ASU 2025-11.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position.